Right of use assets - (Details 1) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	₨ 356,110	$ 4,724	₨ 69,852
Non-current lease liabilities	1,470,099	$ 19,501	27,027
Total	₨ 1,826,210		₨ 1,786,852